Intangible assets (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure Of Intangible Assets Explanatory [Abstract]
Disclosure of Carrying Value of Intangible Assets	The carrying value of intangible assets is as follows:

	Yen in millions
	March 31,
	2024	2025
Capitalized development costs	638,337	582,606
Software and other	716,989	780,660

Total	1,355,326	1,363,266

Disclosure of Changes In Cost, Accumulated Amortization of Intangible Assets
The changes in cost and accumulated amortization of intangible assets are as follows:
(Cost)

	Yen in millions
	Capitalized development costs	Software and other	Total
Balance as of April 1, 2023	1,159,435	965,395	2,124,830

Additions	—	109,051	109,051
Internally developed	124,788	136,107	260,895
Sales or disposal	(230,512)	(133,477)	(363,989)
Foreign currency translation adjustments	4,622	42,104	46,726
Other	0	20,715	20,715

Balance as of March 31, 2024 . . . . . . . . . . . . . . . . . . . . . . .	1,058,334	1,139,895	2,198,228

Additions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	—	60,914	60,914
Internally developed . . . . . . . . . . . . . . . . . . . . . . . . . .	111,546	189,229	300,775
Sales or disposal . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(98,495)	(158,523)	(257,018)
Foreign currency translation adjustments . . . . . . . . . .	(564)	(4,850)	(5,414)
Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(3,839)	(23,210)	(27,050)

Balance as of March 31, 2025	1,066,981	1,203,454	2,270,435

(Accumulated amortization)
	Yen in millions
	Capitalized development costs	Software and other	Total
Balance as of April 1, 2023	(489,823)	(385,886)	(875,708)

Amortization	(160,686)	(129,956)	(290,642)
Sales or disposal	230,512	117,841	348,353
Foreign currency translation adjustments	—	(22,633)	(22,633)
Other	—	(2,272)	(2,272)

Balance as of March 31, 2024 . . . . . . . . . . . . . . . . . . . . . . .	(419,997)	(422,905)	(842,902)

Amortization . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(162,068)	(145,632)	(307,700)
Sales or disposal . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	98,495	144,423	242,919
Foreign currency translation adjustments . . . . . . . . . .	—	2,577	2,577
Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(805)	(1,257)	(2,062)

Balance as of March 31, 2025	(484,375)	(422,794)	(907,169)